Related Party Transactions - Additional Information (Detail)						12 Months Ended
	Aug. 24, 2017 CNY (¥) m²	Jan. 01, 2015	Aug. 28, 2014 CNY (¥) m²	Jan. 01, 2012	Aug. 25, 2011 CNY (¥) m²	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period				3 years
New comprehensive products and services agreement effective Period	3 years	3 years
Borrowings						¥ 465,275,000,000	¥ 516,271,000,000
Deferred performance emoluments paid by company							1,640,000	¥ 0
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,773,000,000		1,777,000,000		1,783,000,000
Annual fee	¥ 5,783,000,000		¥ 4,831,000,000		¥ 3,892,000,000
Lease term					3 years
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 730,000,000		¥ 708,000,000		¥ 1,049,000,000
Lease term	3 years				3 years
Revised Building Leasing Contract, aggregate area of building | m²	1,152,968		1,179,586		734,316
Leasing contract expiration date	Dec. 31, 2037
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods						113,306,000,000	104,034,000,000	106,304,000,000
Sales of services						6,160,000,000	5,053,000,000	6,919,000,000
Purchases of goods and services						338,178,000,000	292,168,000,000	322,028,000,000
Purchases of assets						1,643,000,000	1,058,000,000	1,141,000,000
Interest income						424,000,000	224,000,000	304,000,000
Deposits						25,903,000,000	32,626,000,000
Purchases of financial service						11,021,000,000	12,139,000,000	14,739,000,000
Borrowings						208,395,000,000	255,285,000,000
Rents and other payments made under financial leasing						¥ 835,000,000	¥ 819,000,000	¥ 238,000,000